Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

April 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Western Asset Corporate Bond Fund (the “Fund”))
(Securities Act File No. 2-96408 and Investment Company Act File No. 811-04254)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated March 31, 2017 to the Prospectus for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz